UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

FORM N-Q

Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Market Value

Aircraft Maintenance & Services - 0.9%
AAR Corp.(a)	291,522	$6,395,993

Banks & Thrifts - 0.2%
The South Financial Group, Inc.	1,236,084	1,817,043

Business Products & Services - 7.3%
Arbitron, Inc.	677,753	14,070,152
CACI International, Inc.(a)	185,900	8,787,493
IMS Health, Inc.	450,000	6,907,500
Synopsys, Inc.(a)	1,063,892	23,852,459
		53,617,604

Capital Goods - 3.0%
Baldor Electric Company	804,002	21,981,415

Communications Equipment & Services - 0.7%
General Communication, Inc. - Class A(a)	739,450	5,072,627

Consumer Products & Services - 13.8%
Big Lots, Inc.(a)	1,313,056	32,852,661
Darden Restaurants, Inc.	733,000	25,017,290
Del Monte Foods Company	2,235,154	25,883,084
Orient-Express Hotels Ltd. - Class A	579,100	6,665,441
Ruby Tuesday, Inc.(a)	573,896	4,832,204
Saks, Inc.(a)	912,600	6,223,932
		101,474,612

Engineering & Consulting - 1.2%
KBR, Inc.	375,586	8,747,398

Health Care Products & Services - 9.8%
Psychiatric Solutions, Inc.(a)	402,000	10,757,520
Universal Health Services, Inc. - Class B	985,200	61,013,436
		71,770,956

Industrial Services - 18.5%
DeVry, Inc.	1,275,000	70,533,000
ITT Educational Services, Inc.(a)	596,000	65,804,360
		136,337,360

Industrial Specialty Products - 16.6%
Charles River Laboratories International, Inc.(a)	701,300	25,934,074
EMS Technologies, Inc.(a)	252,613	5,259,403
IPG Photonics Corp.(a)	587,227	8,925,850
Precision Castparts Corp.	642,500	65,451,475
QLogic Corp.(a)	678,209	11,665,195
Rogers Corp.(a)	164,800	4,939,056
		122,175,053

Insurance - 9.5%
Arthur J. Gallagher & Company	673,817	16,420,921
Brown & Brown, Inc.	778,614	14,918,244

Willis Group Holdings Ltd.	1,355,900	38,263,498

		69,602,663

Medical Products & Services - 1.5%
Kinetic Concepts, Inc.(a)	300,250	11,103,245

Oil & Gas Producers - 6.3%
Energy Partners Ltd.(a)	45,917	342,539
Forest Oil Corp.(a)	905,558	17,721,770
Plains Exploration & Production Company(a)	800,003	22,128,083
Stone Energy Corp.(a)	374,000	6,099,940
		46,292,332

Publishing - 2.8%
John Wiley & Sons, Inc.	590,330	20,531,677

Real Estate & Construction - 0.6%
Forestar Group, Inc.(a)	239,096	4,107,669

Security Products & Services - 2.4%
Checkpoint Systems, Inc.(a)	1,073,637	17,650,592

Other - 0.1%		765,500

TOTAL COMMON STOCKS (Cost $481,687,611)		$699,443,739

MONEY MARKETS - 5.0%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	36,663,061	$36,663,061

TOTAL MONEY MARKETS (Cost $36,663,061)		$36,663,061

TOTAL INVESTMENT SECURITIES - 100.2% (Cost $518,350,672)		$736,106,800
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(1,328,487)

NET ASSETS - 100.0%		$734,778,313

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Market Value

Banks & Thrifts - 3.7%
Cullen/Frost Bankers, Inc.	60,000	$3,098,400
State Street Corp.	62,500	3,287,500
SunTrust Banks, Inc.	10,000	225,500
WSFS Financial Corp.	48,546	1,293,265
		7,904,665

Broadcasting/Cable TV/Advertising - 0.8%
Interpublic Group of Companies, Inc.(a)	215,000	1,616,800

Business Products & Services - 14.5%
CA, Inc.	287,500	6,322,125
CACI International, Inc.(a)	35,000	1,654,450
Diebold, Inc.	58,500	1,926,405
Lender Processing Services, Inc.	152,500	5,820,925
Parametric Technology Corp.(a)	275,000	3,800,500
Synopsys, Inc.(a)	379,100	8,499,422
Teradata Corp.(a)	99,200	2,729,984
		30,753,811

Capital Goods - 2.3%
Baldor Electric Company	175,000	4,784,500

Chemicals - 10.8%
Air Products and Chemicals, Inc.	86,200	6,687,396
FMC Corp.	152,500	8,578,125
Praxair, Inc.	95,000	7,760,550
		23,026,071

Consumer Products & Services - 7.8%
American Eagle Outfitters, Inc.	40,000	674,400
Del Monte Foods Company	225,000	2,605,500
Dr. Pepper Snapple Group, Inc.(a)	267,500	7,690,625
McCormick & Company, Inc.	167,500	5,684,950

		16,655,475

Engineering & Consulting - 1.5%
Chicago Bridge & Iron Company N.V.	170,800	3,190,544

Health Care Products & Services - 5.0%
CVS/Caremark Corp.	147,090	5,256,997
Laboratory Corporation of America Holdings(a)	62,153	4,083,452
Universal Health Services, Inc. - Class B	20,000	1,238,600
		10,579,049

Industrial Specialty Products - 14.6%
Amphenol Corp.	137,500	5,181,000
Charles River Laboratories International, Inc.(a)	135,000	4,992,300
FEI Company(a)	39,000	961,350
International Rectifier Corp.(a)	62,000	1,208,380
Pall Corp.	195,000	6,294,600
Precision Castparts Corp.	106,082	10,806,573

Texas Instruments, Inc.	65,064	1,541,366
		30,985,569

Insurance - 3.9%
Brown & Brown, Inc.	200,000	3,832,000
Willis Group Holdings Ltd.	155,000	4,374,100
		8,206,100

Medical Products & Services - 6.2%
Abbott Laboratories	67,500	3,339,225
Kinetic Concepts, Inc.(a)	75,200	2,780,896
Varian Medical Systems, Inc.(a)	167,500	7,056,775
		13,176,896

Miscellaneous - 0.7%
iShares Russell Midcap Index Fund	19,500	1,525,485

Oil & Gas Producers - 14.5%
Anadarko Petroleum Corp.	170,000	10,664,100
EOG Resources, Inc.	119,300	9,962,743
Forest Oil Corp.(a)	122,500	2,397,325
Plains Exploration & Production Company(a)	180,824	5,001,592
Stone Energy Corp.(a)	162,541	2,651,044
		30,676,804

Transportation - 1.9%
FedEx Corp.	55,000	4,137,100

Utilities - 2.0%
Entergy Corp.	52,500	4,192,650

TOTAL COMMON STOCKS (Cost $170,254,755)		$191,411,519

MONEY MARKETS - 9.5%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	20,161,912	$20,161,912

TOTAL MONEY MARKETS (Cost $20,161,912)		$20,161,912

TOTAL INVESTMENT SECURITIES - 99.7% (Cost $190,416,667)		$211,573,431
OTHER ASSETS AND LIABILITIES - 0.3%		651,892

NET ASSETS - 100.0%		$212,225,323

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of September 30, 2009, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$288,056,856	$38,492,226
Gross Unrealized Depreciation	$(70,362,868)	$(17,346,026)
Net Unrealized Appreciation	$217,693,988	$21,146,200

Federal Income Tax Cost	$518,412,812	$190,427,231

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 9/30/2009:

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs^	Total
Common Stocks
Aircraft Maintenance & Services	$6,395,993	$-	$-	$6,395,993
Banks & Thrifts	1,817,043	-	-	1,817,043
Business Products & Services	53,617,604	-	-	53,617,604
Capital Goods	21,981,415	-	-	21,981,415
Communication Equipment & Services	5,072,627	-	-	5,072,627
Consumer Products & Services	101,474,612	-	-	101,474,612
Engineering & Consulting	8,747,398	-	-	8,747,398
Health Care Products & Services	71,770,956	-	-	71,770,956
Industrial Services	136,337,360			136,337,360
Industrial Specialty Products	122,175,053	-	-	122,175,053
Insurance	69,602,663	-	-	69,602,663
Medical Products & Services	11,103,245	-	-	11,103,245
Oil & Gas Producers	46,292,332	-	-	46,292,332
Publishing	20,531,677	-	-	20,531,677
Real Estate & Construction	4,107,669	-	-	4,107,669
Security Products & Services	17,650,592	-	-	17,650,592
Other	765,500	-	-	765,500
Money Markets	36,663,061	-	-	36,663,061
Total	$736,106,800	$-	$-	$736,106,800

^ The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of January 1, 2009	$1,611,700
Realized gain	-
Net purchases of investments	-
Transfers in (out) of Level 3	(720,050)
Net change in unrealized depreciation	(891,650)
Balance as of September 30, 2009	$-

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks
Banks & Thrifts	$7,904,665	$-	$-	$7,904,665
Broadcasting/Cable TV/Advertising	1,616,800	-	-	1,616,800
Business Products & Services	30,753,811	-	-	30,753,811
Capital Goods	4,784,500	-	-	4,784,500
Chemicals	23,026,071	-	-	23,026,071
Consumer Products & Services	16,655,475	-	-	16,655,475
Engineering & Consulting	3,190,544	-	-	3,190,544
Health Care Products & Services	10,579,049	-	-	10,579,049
Industrial Specialty Products	30,985,569	-	-	30,985,569
Insurance	8,206,100	-	-	8,206,100
Medical Products & Services	13,176,896	-	-	13,176,896
Miscellaneous	1,525,485	-	-	1,525,485
Oil & Gas Producers	30,676,804	-	-	30,676,804
Transportation	4,137,100	-	-	4,137,100
Utilities	4,192,650	-	-	4,192,650
Money Markets	20,161,912	-	-	20,161,912
Total	$211,573,431	$-	$-	$211,573,431

The Funds did not hold any Level 2 securities during the period ended September 30, 2009.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:       /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:    November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:    November 18, 2009

By:        /s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:    November 18, 2009